Nature of Business and Summary of Significant Accounting Policies (Details) $ / shares in Units, shares in Thousands		6 Months Ended		12 Months Ended
	Feb. 14, 2022 USD ($) $ / shares shares	Jul. 02, 2022 USD ($) segment $ / shares	Jul. 03, 2021 USD ($)	Dec. 31, 2021 USD ($) segment $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 $ / shares
Number of reportable segments | segment		2		2
Aggregate principal amount of convertible debt					$ 30,568,000
Proceeds from issuance of common stock		$ 36,948,000		$ 15,367,000
Repayments of debt	$ 34,718,000
Repayments of long-term lines of credit	73,000,000	373,100,000	$ 266,566,000
Repayment of promissory note	$ 500,000	$ 500,000
Tax receivable agreement, percentage of savings payable	85.00%
Business combination and PIPE financing, transaction costs	$ 24,999,000
Indirect and incremental transaction costs	$ 8,594,000
Earnout shares, stock price equals or exceeds $15.00 per share
Earnout period	5 years
Earnout per shares | $ / shares		$ 15.00
Earnout shares, trading days		20
Earnout shares, consecutive trading days		30
Percentage of earnout shares earned		50.00%
Earnout shares, stock price equals or exceeds $18.00 per share
Earnout per shares | $ / shares		$ 18.00
Earnout shares, trading days		20
Earnout shares, consecutive trading days		30
Percentage of earnout shares earned		50.00%
Public Warrants
Warrants Issued | shares	2,875
Private Warrants
Warrants Issued | shares	102
PIPE Financing
Proceeds from issuance of common stock	$ 35,915,000
QualTek HoldCo, LLC
Noncontrolling interest, ownership percentage by noncontrolling owners		45.00%
QualTek HoldCo, LLC | Flow-Through Sellers
Noncontrolling interest, ownership percentage by Parent		55.00%
Class A Common Stock
Common stock par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Debt conversion, shares issued | shares	2,875
Class A Common Stock | PIPE Financing
Number of units issued | shares	3,989
Class A Common Stock | Blocker Owner Earnout Shares
Number of units issued | shares	2,275
Class B Common stock
Common stock par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Debt conversion, shares issued | shares	4,063
Class B Common stock | Earnout Voting Shares
Number of units issued | shares	3,836
Roth CH Acquisition III Co.
Amount received at closing	$ 1,033,000
Amount received from Trust account	$ 1,004,000
Number of shares not redeemed by public share holders | shares	100
Cash received	$ 29,000,000
Business Combination
Business combination consideration transferred	306,888,000
Amount considered for calculation of equity value	294,319,000
Rollover equity	10,000,000
Acquisition debt	$ 30,558,000
Business Combination | Roth ChIii Blocker Merger Sub LLC And BCP Qualtek Investors LLC
Number of shares | shares	16,160
Issued and outstanding | shares	21,571
Rollover equity	$ 161,604,000
Business Combination | Roth ChIii Blocker Merger Sub LLC And BCP Qualtek Investors LLC | Class A Common Stock
Number of shares | shares	11,924
Business Combination | Roth ChIii Blocker Merger Sub LLC And BCP Qualtek Investors LLC | Class B Common stock
Number of shares | shares	18,765
Common stock par value | $ / shares	$ 0.0001
Convertible Note Subscription Agreements
Aggregate principal amount of convertible debt	$ 124,685,000